Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Financial assets /(liabilities)
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments
	Carrying Amount June 30, 2019	Fair Value June 30, 2019	Carrying Amount December 31, 2018	Fair Value December 31, 2018
Financial assets/(liabilities)
Cash and cash equivalents	182,929	182,929	204,763	204,763
Restricted cash	9,657	9,657	15,763	15,763
Investments	1,000	1,000	1,000	1,000
Series B Redeemable Preferred Shares	(50,000)	(50,000)	⸺	⸺
Debt	(1,542,660)	(1,542,660)	(1,607,122)	(1,607,122)

Schedule of Derivative Instruments - Statements of Financial Position Location
		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2019 Fair Value	December 31, 2018 Fair Value	June 30, 2019 Fair Value	December 31, 2018 Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	⸺	⸺	1,367	30
	Financial instruments - Fair value, net of current portion	⸺	⸺	13,199	4,970

	Subtotal	⸺	—	14,566	5,000

		Asset Derivatives		Liability Derivatives
Derivative	Balance Sheet Location	June 30, 2019 Fair Value	December 31, 2018 Fair Value	June 30, 2019 Fair Value	December 31, 2018 Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps Current portion of financial instruments - Fair value	⸺	⸺	203	18
Interest rate swaps Financial instruments -Fair value, net of current portion	21	⸺	⸺	20
Bunker swaps	Current portion of financial instruments - Fair value	⸺	⸺	692	—
Bunker swaps	Financial instruments - Fair value, net of current portion	49	⸺	2,456	3,972
Bunker call options	Current portion of financial instruments-Fair value	176	217	⸺	⸺
Bunker call options	Financial instruments-Fair value, net of current portion	75	133	⸺	—

	Subtotal	321	350	3,351	4,010

Total derivatives	321	350	17,917	9,010

Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2019	2018	2019	2018
Interest rate swaps	(5,886)	1,604	(9,623)	83

Total	(5,886)	1,604	(9,623)	83

Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)
	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2019	2018	2019	2018
Interest rate swaps	Depreciation expense	(47)	(47)	(94)	(94)
Interest rate swaps	Interest and finance costs, net	⸺	(157)	(39)	(609)

Total		(47)	(204)	(133)	(703)

Schedule of Derivatives Not Designated As Hedging Instruments - Net effect on the Statement Of Comprehensive Income
	Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2019	2018	2019	2018
Interest rate swaps	Interest and finance costs, net	(123)	⸺	(143)	⸺
Bunker swaps	Interest and finance costs, net	(1,626)	5,056	874	4,614
Bunker call options	Interest and finance costs, net	(545)	75	(765)	106

Total		(2,294)	5,131	(34)	4,720

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
Recurring measurements:	June 30, 2019	December 31, 2018
Interest rate swaps	(14,748)	(5,038)
Bunker swaps	(3,099)	(3,972)
Bunker call options	251	350

	(17,596)	(8,660)